KINGSBARN DIVIDEND OPPORTUNITY ET

Schedule of Investments

January 31, 2024  (unaudited)

		Shares	Value
91.89%	COMMON STOCKS
27.06%	CAPITAL MARKETS
	Barings BDC, Inc.	2,951	$26,500
	FS KKR Capital Corp.	1,314	26,963
	Monroe Capital Corp.	3,693	26,645
	Runway Growth Finance Corp.	3,843	50,766
	SLR Investment Corp.	1,766	26,949
			157,823
64.83%	MORTGAGE REAL ESTATE INVESTMENTS
	Annaly Capital Management, Inc.	2,613	50,144
	ARMOUR Residential REIT, Inc.	2,587	49,282
	Bright Spire Capital, Inc.	3,579	25,590
	Dynex Capital, Inc.	4,046	49,523
	Ellington Financial, Inc.	2,109	25,751
	Ellington Residential Mortgage REIT	4,377	26,218
	Granite Point Mortgage Trust, Inc.	4,545	25,497
	Invesco Mortgage Capital, Inc.	5,544	48,843
	MFA Financial, Inc.	2,345	25,959
	Seven Hills Realty Trust	2,031	26,464
	Two Harbors Investment Corp.	1,999	24,908
			378,179

91.89%	TOTAL COMMON STOCKS		$536,002

91.89%	TOTAL INVESTMENTS		$536,002
8.11%	Assets net of liabilities		47,323
100.00%	NET ASSETS		$583,325

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$536,002	$—	$—	$536,002
Total Investments	$536,002	$—	$—	$536,002

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2024.

At January 31, 2024, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $509,183 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,648
Gross unrealized depreciation	(4,829)
Net unrealized appreciation	$26,819